Basis of Preparation - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Basis of preparation [line items]
Other, net	¥ (15,357)	¥ (14)	¥ (42,995)
Loss (gain) on disposal of property, plant and equipment and intangible assets	¥ 335,897	22,079	(5,224)
Previously stated [member]
Basis of preparation [line items]
Other, net		¥ 22,065	¥ (48,219)